UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrants telephone number: 1-800-318-7969

          Date of fiscal year end: December 31

          Reporting period:  July 1, 2008 through June 30, 2009





                             PROXY VOTING RECORD

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MH ELite Small Cap Fund of Funds
--------------------------------


Stratton Small-Cap Value

Exchange Ticker Symbol:   STSCX         CUSIP: 863137105


Shareholder Meeting Date: 1/15/09

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----

To elect Directors to the Fund              X                 For     For

--------------------------------------------------------------------------



MH Elite Fund of Funds
----------------------


Amana Growth


Exchange Ticker Symbol:   AMAGX           CUSIP:   22865208

Shareholder Meeting Date: 12/15/08


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To elect a Board of Trustees                X                 For       For

---------------------------------------------------------------------------


Amana Income


Exchange Ticker Symbol:   AMANX           CUSIP: 2285109

Shareholder Meeting Date: 12/15/08


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To elect a Board of Trustees                X                 For       For

---------------------------------------------------------------------------




Jordan Opportunity


Exchange Ticker Symbol:   JORDX           CUSIP:  349903187

Shareholder Meeting Date: 3/27/09


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----
To approve plan of reorganization           X                 For       For

---------------------------------------------------------------------------



MH Elite Select Portfolio of Funds
----------------------------------

Us Global Investor Global Resources

Exchange Ticker Symbol:   PSPFX            CUSIP:  903287100

Shareholder Meeting Date: 9/23/08


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Approval of Reorganization                  X                 For       For
Approval of distribution plan               X                 For       For
Approval of advisory agreement              X                 For       For

----------------------------------------------------------------------------


IVY Asset Strategy

Exchange Ticker Symbol:   WASYX           CUSIP:  466000726

Shareholder Meeting Date: 6/2/09


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Approval of Reorganization                  X                 For       For

----------------------------------------------------------------------------



                                 SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)    /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: August 28, 2009